Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation	$ 2,923	$ 6,344
Restricted Share Units (RSUs) [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation	342	4,692
Performance Share Units (PSUs) [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation	2,581	1,468
Deferred Share Units (DSUs) [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation		184
Performance Warrants (PWs) [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Stock-based compensation